Schedule of Investments (unaudited)
June 30, 2026
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.9%
AAR Corp.(a)	7,880	$ 1,126,288
Aevex Corp., Class A(a)(b)	21,118	441,155
Archer Aviation, Inc., Class A(a)	104,835	495,870
Arxis, Inc., Class A(a)(b)	13,854	639,224
Astronics Corp.(a)	19,066	1,549,303
Astronics Corp., Class B(a)	2,966	225,416
Carpenter Technology Corp.	2,344	1,445,873
Ducommun, Inc.(a)	22,608	4,187,228
Firefly Aerospace, Inc.(a)	36,804	1,082,038
Hawkeye 360, Inc.(a)(b)	3,418	69,112
Intuitive Machines, Inc., Class A(a)	74,124	1,585,512
Kratos Defense & Security Solutions, Inc.(a)	35,754	1,782,694
Mercury Systems, Inc.(a)	18,161	2,221,635
Moog, Inc., Class A	14,223	6,028,276
Redwire Corp.(a)(b)	45,005	550,411
Voyager Technologies, Inc., Class A(a)(b)	24,628	794,253
		24,224,288
Air Freight & Logistics — 0.1%
Forward Air Corp.(a)(b)	48,986	661,801
Automobile Components — 0.7%
BorgWarner, Inc.	23,284	1,546,058
Dana, Inc.	77,556	2,110,299
Patrick Industries, Inc.	14,561	1,307,286
QuantumScape Corp., Class A(a)	76,687	579,754
Stoneridge, Inc.(a)	51,576	377,536
		5,920,933
Banks — 2.0%
Amalgamated Financial Corp.	23,589	1,082,735
Bank7 Corp.	25,633	1,254,735
Bankwell Financial Group, Inc.	9,381	551,134
First Business Financial Services, Inc.	10,050	634,859
First Financial Bankshares, Inc.	28,715	993,539
First Financial Corp.	7,470	578,477
Glacier Bancorp, Inc.	26,299	1,356,502
Greene County Bancorp, Inc.	27,216	914,185
Old National Bancorp	12,253	317,353
Orange County Bancorp, Inc.	68,079	2,503,946
Park National Corp.	3,819	698,839
Southern Missouri Bancorp, Inc.	17,783	1,355,242
UMB Financial Corp.	21,213	3,028,368
USCB Financial Holdings, Inc., Class A	45,291	926,654
		16,196,568
Beverages — 0.1%
Vita Coco Co., Inc. (The)(a)	13,698	905,986
Biotechnology — 15.4%
Absci Corp.(a)	50,457	584,797
ACADIA Pharmaceuticals, Inc.(a)	99,123	2,507,812
ADMA Biologics, Inc.(a)	135,086	1,130,670
Agios Pharmaceuticals, Inc.(a)	26,355	978,034
Alkermes PLC(a)	82,462	4,320,596
Allogene Therapeutics, Inc.(a)	165,491	344,221
Altimmune, Inc.(a)	233,173	708,846
Apogee Therapeutics, Inc.(a)	20,657	2,741,804
Arcus Biosciences, Inc.(a)	14,033	432,637
Arcutis Biotherapeutics, Inc.(a)	75,104	1,969,227
Ardelyx, Inc.(a)	267,782	1,365,688
Arrowhead Pharmaceuticals, Inc.(a)	9,526	776,464
Atrium Therapeutics, Inc.(a)	4,913	66,080
Aurinia Pharmaceuticals, Inc.(a)	16,867	286,233
Security	Shares	Value
Biotechnology (continued)
Beam Therapeutics, Inc.(a)	36,665	$ 1,258,343
BioCryst Pharmaceuticals, Inc.(a)	171,897	1,718,970
Biohaven Ltd.(a)	102,323	1,522,566
Capricor Therapeutics, Inc.(a)	20,496	493,544
Catalyst Pharmaceuticals, Inc.(a)	86,376	2,714,798
Celcuity, Inc.(a)	20,673	2,162,809
Celldex Therapeutics, Inc.(a)	49,109	1,827,346
CG oncology, Inc.(a)	25,564	1,816,322
Cogent Biosciences, Inc.(a)	66,052	2,556,212
Coherus Oncology, Inc.(a)	203,071	284,299
Corvus Pharmaceuticals, Inc.(a)(b)	38,996	582,600
Cytokinetics, Inc.(a)	11,077	943,650
Denali Therapeutics, Inc.(a)	19,290	496,139
Dianthus Therapeutics, Inc.(a)	15,029	1,465,027
Disc Medicine, Inc.(a)	4,768	348,731
Editas Medicine, Inc.(a)	269,751	873,993
Erasca, Inc.(a)	96,525	1,768,338
Exelixis, Inc.(a)	8,397	456,881
Fate Therapeutics, Inc.(a)	233,942	631,643
Ideaya Biosciences, Inc.(a)	27,656	1,030,739
ImmunityBio, Inc.(a)(b)	151,826	1,329,237
Immunome, Inc.(a)	28,438	602,601
Immunovant, Inc.(a)	30,378	1,170,464
Inhibrx Biosciences, Inc.(a)	1	95
Intellia Therapeutics, Inc.(a)	39,275	664,533
Ironwood Pharmaceuticals, Inc., Class A(a)	219,444	923,859
Janux Therapeutics, Inc.(a)	60,905	935,501
Keros Therapeutics, Inc.(a)	45,719	489,193
Kiniksa Pharmaceuticals International PLC(a)	7,752	495,740
Kodiak Sciences, Inc.(a)	18,581	723,916
Krystal Biotech, Inc., Class A3(a)	10,768	4,002,143
Kura Oncology, Inc.(a)	127,075	1,394,013
Kymera Therapeutics, Inc.(a)	18,304	2,098,920
Madrigal Pharmaceuticals, Inc.(a)	1,623	871,470
MannKind Corp.(a)	332,180	1,415,087
MeiraGTx Holdings PLC(a)(b)	92,486	1,249,486
Mineralys Therapeutics, Inc.(a)	52,915	1,427,647
Mirum Pharmaceuticals, Inc.(a)	30,722	3,596,624
Myriad Genetics, Inc.(a)	109,194	623,498
Nkarta, Inc.(a)	266,859	755,211
Nuvalent, Inc., Class A(a)	25,128	3,103,308
Organogenesis Holdings, Inc., Class A(a)	188,709	458,563
Oruka Therapeutics, Inc.(a)	16,262	1,547,654
Palvella Therapeutics, Inc.(a)	3,096	473,131
Perspective Therapeutics, Inc.(a)	48,943	166,896
Praxis Precision Medicines, Inc.(a)	10,641	3,562,500
Precigen, Inc.(a)	68,571	390,855
Protagonist Therapeutics, Inc.(a)	23,892	2,928,681
Prothena Corp. PLC(a)	80,142	784,590
PTC Therapeutics, Inc.(a)	34,669	2,827,950
Recursion Pharmaceuticals, Inc., Class A(a)(b)	276,585	1,015,067
REGENXBIO, Inc.(a)	89,187	1,068,460
Relay Therapeutics, Inc.(a)	30,797	576,212
Replimune Group, Inc.(a)	76,652	848,538
Rezolute, Inc.(a)	119,243	620,064
Rhythm Pharmaceuticals, Inc.(a)	20,406	2,265,678
Rigel Pharmaceuticals, Inc.(a)	14,403	563,445
Sarepta Therapeutics, Inc.(a)	55,977	1,005,907
Scholar Rock Holding Corp.(a)	37,826	2,080,430
SELLAS Life Sciences Group, Inc.(a)(b)	52,616	776,612
Solid Biosciences, Inc.(a)	56,811	567,542
Spyre Therapeutics, Inc.(a)	28,306	2,513,007

Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Stoke Therapeutics, Inc.(a)	2,024	$ 66,225
Summit Therapeutics, Inc.(a)	11,588	168,837
Syndax Pharmaceuticals, Inc.(a)	77,987	1,704,796
Tango Therapeutics, Inc.(a)(b)	68,130	2,129,744
Taysha Gene Therapies, Inc.(a)	37,701	256,744
TG Therapeutics, Inc.(a)	83,896	4,609,246
Travere Therapeutics, Inc.(a)	40,152	2,281,035
Twist Bioscience Corp.(a)	34,919	3,592,467
Ultragenyx Pharmaceutical, Inc.(a)	52,690	1,759,319
Vanda Pharmaceuticals, Inc.(a)	75,772	463,725
Vaxcyte, Inc.(a)	30,030	1,745,644
Vera Therapeutics, Inc., Class A(a)	37,240	1,597,968
Veracyte, Inc.(a)	30,364	1,783,278
Verastem, Inc.(a)	170,345	650,718
Vericel Corp.(a)	7,497	333,541
Viking Therapeutics, Inc.(a)	22,274	868,909
Vor BioPharma, Inc.(a)	9,083	167,218
Xencor, Inc.(a)	61,706	993,467
Xenon Pharmaceuticals, Inc.(a)	60,180	3,632,465
Zymeworks, Inc.(a)	41,567	1,086,561
		127,972,294
Building Products — 1.0%
AZZ, Inc.	13,849	2,147,287
Madison Air Solutions Corp., Class A(a)(b)	43,389	1,692,171
Modine Manufacturing Co.(a)	3,790	1,012,006
Resideo Technologies, Inc.(a)	12,832	399,075
Zurn Elkay Water Solutions Corp.	57,909	2,926,142
		8,176,681
Capital Markets — 3.0%
Acadian Asset Management, Inc.	15,226	1,088,963
Artisan Partners Asset Management, Inc., Class A	19,381	669,226
BGC Group, Inc., Class A	155,232	1,659,430
Cohen & Steers, Inc.	11,586	882,158
Evercore, Inc., Class A	3,509	1,198,113
GCM Grosvenor, Inc., Class A	93,418	1,149,041
Hamilton Lane, Inc., Class A	7,449	587,205
Lincoln International, Inc., Class A(a)	13,865	330,958
Marex Group PLC	22,634	1,379,542
Miami International Holdings, Inc.(a)	16,230	603,107
Piper Sandler Cos.	32,955	2,383,965
PJT Partners, Inc., Class A	8,316	1,255,217
SEI Investments Co.	4,500	394,695
StepStone Group, Inc., Class A	52,911	2,188,399
StoneX Group, Inc.(a)	40,446	4,792,851
Virtu Financial, Inc., Class A	25,499	1,518,975
Wealthfront Corp.(a)	96,541	863,076
Webull Corp., Class A(a)	193,405	1,261,001
WisdomTree, Inc.	27,371	463,665
		24,669,587
Chemicals — 0.8%
Balchem Corp.	3,195	539,795
Chemours Co. (The)	28,788	590,730
Ecovyst, Inc.(a)	67,808	844,210
Hawkins, Inc.	2,667	378,981
Ingevity Corp.(a)	7,332	547,480
Innospec, Inc.	12,533	1,020,061
Mativ Holdings, Inc.	43,617	330,181
Perimeter Solutions, Inc.(a)	27,236	970,963
Sensient Technologies Corp.	8,694	1,071,883
		6,294,284
Security	Shares	Value
Commercial Services & Supplies — 0.5%
ACV Auctions, Inc., Class A(a)(b)	72,773	$ 523,238
Casella Waste Systems, Inc., Class A(a)	12,224	1,185,361
Healthcare Services Group, Inc.(a)	14,693	360,860
OPENLANE, Inc.(a)	11,012	454,135
Tetra Tech, Inc.	62,974	1,819,319
		4,342,913
Communications Equipment — 1.4%
Calix, Inc.(a)	53,847	2,009,570
Ciena Corp.(a)	1,541	755,953
Extreme Networks, Inc.(a)	62,843	2,034,228
Lumentum Holdings, Inc.(a)(b)	1,611	1,382,335
NETGEAR, Inc.(a)	25,999	607,076
Ondas, Inc.(a)(b)	157,832	1,300,536
Viavi Solutions, Inc.(a)	64,637	3,086,417
		11,176,115
Construction & Engineering — 3.4%
Arcosa, Inc.	4,830	701,751
Argan, Inc.	6,799	5,429,341
Comfort Systems U.S.A., Inc.	2,811	5,571,261
Construction Partners, Inc., Class A(a)	11,476	1,363,005
Dycom Industries, Inc.(a)	3,896	1,969,779
Everus Construction Group, Inc.(a)	9,255	1,535,867
Fluor Corp.(a)	21,133	1,107,158
Granite Construction, Inc.	14,430	2,281,094
IES Holdings, Inc.(a)	1,410	1,035,871
Legence Corp., Class A(a)	11,467	977,332
MasTec, Inc.(a)	982	408,571
MYR Group, Inc.(a)	6,641	3,323,156
Sterling Infrastructure, Inc.(a)	1,821	1,528,475
Tutor Perini Corp.(b)	13,092	1,086,243
		28,318,904
Construction Materials — 0.2%
Knife River Corp.(a)	15,711	1,314,225
United States Lime & Minerals, Inc.	3,154	330,129
		1,644,354
Consumer Finance — 1.8%
Dave, Inc., Class A(a)	3,690	1,374,857
Enova International, Inc.(a)	17,810	4,287,401
EZCORP, Inc., Class A, NVS(a)	18,878	652,613
FirstCash Holdings, Inc.	12,425	2,687,776
LendingTree, Inc.(a)	14,337	634,986
OneMain Holdings, Inc.	37,038	2,258,207
PRA Group, Inc.(a)	28,369	538,727
PROG Holdings, Inc.	14,805	690,061
Upstart Holdings, Inc.(a)(b)	53,980	1,912,511
		15,037,139
Consumer Staples Distribution & Retail — 1.2%
Andersons, Inc. (The)	37,574	2,570,062
BJ’s Wholesale Club Holdings, Inc.(a)	11,200	976,864
Chefs’ Warehouse, Inc. (The)(a)	26,866	2,581,822
PriceSmart, Inc.	14,720	2,875,405
United Natural Foods, Inc.(a)	16,986	775,751
		9,779,904
Distributors — 0.2%
Gold.com, Inc.	15,754	655,524
LKQ Corp.	52,244	1,375,584
		2,031,108
Diversified Consumer Services — 1.4%
American Public Education, Inc.(a)	18,085	971,165

Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Consumer Services (continued)
Coursera, Inc.(a)	91,550	$ 516,342
Covista, Inc.(a)	23,213	2,893,733
Frontdoor, Inc.(a)	33,199	2,575,910
Grand Canyon Education, Inc.(a)	4,485	641,848
Laureate Education, Inc., Class A(a)	34,471	1,251,987
Lincoln Educational Services Corp.(a)	12,548	626,145
Strategic Education, Inc.	7,713	590,970
Universal Technical Institute, Inc.(a)	32,318	1,382,241
		11,450,341
Diversified Telecommunication Services — 0.3%
Bandwidth, Inc., Class A(a)	9,190	581,727
IDT Corp., Class B	21,142	1,229,619
Lumen Technologies, Inc.(a)	96,230	739,046
		2,550,392
Electric Utilities — 0.1%
MGE Energy, Inc.	13,447	1,096,468
Electrical Equipment — 2.2%
American Superconductor Corp.(a)	25,968	1,077,932
Amprius Technologies, Inc.(a)	71,428	989,992
Atkore, Inc.	7,582	576,535
Bloom Energy Corp., Class A(a)	3,959	1,198,389
Dpc Holdings Ltd.(a)	2,034	99,788
EnerSys(b)	26,105	6,103,871
Enovix Corp.(a)(b)	101,810	617,987
Eos Energy Enterprises, Inc., Class A(a)(b)	110,235	648,182
Fluence Energy, Inc., Class A(a)	38,888	773,093
Nextpower, Inc., Class A(a)	8,976	1,069,401
NuScale Power Corp., Class A(a)	189,109	1,896,763
Plug Power, Inc.(a)	357,177	967,950
Vicor Corp.(a)	3,837	1,457,216
X-Energy, Inc., Class A(a)(b)	24,933	457,770
		17,934,869
Electronic Equipment, Instruments & Components — 4.2%
Advanced Energy Industries, Inc.	12,280	4,578,844
Arrow Electronics, Inc.(a)	1,570	335,054
Avnet, Inc.	45,934	4,079,858
Bel Fuse, Inc., Class B, NVS	2,969	988,796
Belden, Inc.	16,828	2,017,845
Benchmark Electronics, Inc.	13,140	1,296,524
CTS Corp.	9,125	594,859
Fabrinet(a)	3,410	1,916,693
IPG Photonics Corp.(a)	4,242	497,671
Knowles Corp.(a)	15,826	656,462
LightPath Technologies, Inc., Class A(a)	32,070	524,345
Lightwave Logic, Inc.(a)	59,279	560,779
Littelfuse, Inc.	4,956	2,256,615
nLight, Inc.(a)	24,833	1,728,873
Novanta, Inc.(a)(b)	11,210	1,818,710
OSI Systems, Inc.(a)	2,965	648,446
Ouster, Inc.(a)	5,423	339,046
Plexus Corp.(a)(b)	15,977	4,803,805
Sanmina Corp.(a)	10,564	2,673,537
TTM Technologies, Inc.(a)	8,213	1,535,995
Vishay Intertechnology, Inc.	6,905	371,351
Vishay Precision Group, Inc.(a)	5,310	796,022
		35,020,130
Energy Equipment & Services — 2.8%
Archrock, Inc.	127,225	5,179,330
Atlas Energy Solutions, Inc.	48,041	797,961
Cactus, Inc., Class A	18,146	929,620
Security	Shares	Value
Energy Equipment & Services (continued)
Helmerich & Payne, Inc.	31,829	$ 1,042,081
Kodiak Gas Services, Inc.	43,768	3,288,290
Liberty Energy, Inc., Class A	121,612	3,185,018
National Energy Services Reunited Corp.(a)	26,212	784,525
Noble Corp. PLC	17,265	643,984
Oceaneering International, Inc.(a)(b)	41,393	1,677,244
Patterson-UTI Energy, Inc.	123,504	1,133,767
Select Water Solutions, Inc., Class A	51,621	1,031,388
Solaris Energy Infrastructure, Inc., Class A	14,008	1,127,084
Tidewater, Inc.(a)	30,527	2,034,014
Valaris Ltd.(a)	4,861	352,909
Weatherford International PLC	4,203	342,544
		23,549,759
Entertainment — 0.7%
Cinemark Holdings, Inc.	74,062	2,349,987
Lionsgate Studios Corp.(a)	48,478	742,198
Madison Square Garden Entertainment Corp., Class A(a)	20,402	1,650,318
Reservoir Media, Inc.(a)	15,417	152,474
Stubhub Holdings, Inc., Class A(a)	81,390	1,047,490
		5,942,467
Financial Services — 0.5%
Chime Financial, Inc., Class A(a)	76,684	1,570,488
Paymentus Holdings, Inc., Class A(a)	24,205	584,793
Remitly Global, Inc.(a)	44,089	988,035
Sezzle, Inc.(a)	3,167	543,552
StoneCo Ltd., Class A	39,118	424,039
Velocity Financial, Inc.(a)	4	74
		4,110,981
Food Products — 0.1%
Vital Farms, Inc.(a)	47,078	547,517
Gas Utilities — 0.2%
Brookfield Infrastructure Corp., Class A	36,399	1,401,361
MDU Resources Group, Inc.	25,403	538,798
		1,940,159
Ground Transportation — 0.3%
ArcBest Corp.	6,102	875,881
Werner Enterprises, Inc.	37,071	1,616,666
		2,492,547
Health Care Equipment & Supplies — 2.6%
Alphatec Holdings, Inc.(a)	59,528	514,917
Butterfly Network, Inc., Class A(a)	66,994	564,090
Cerus Corp.(a)	575,607	1,680,773
ClearPoint Neuro, Inc.(a)(b)	42,945	766,139
Delcath Systems, Inc.(a)	73,405	924,169
Glaukos Corp.(a)	29,297	4,094,549
Haemonetics Corp.(a)	10,263	769,725
Inogen, Inc.(a)	7	45
Inspire Medical Systems, Inc.(a)	14,263	636,272
iRadimed Corp.	20,353	1,944,933
IRhythm Holdings, Inc.(a)	17,900	2,129,205
Lantheus Holdings, Inc.(a)	21,008	2,330,628
NeuroPace, Inc.(a)	42,655	677,788
Novocure Ltd.(a)	69,507	1,053,031
Procept Biorobotics Corp.(a)	21,804	492,334
RxSight, Inc.(a)	150,722	726,480
Tandem Diabetes Care, Inc.(a)	39,716	599,314
TransMedics Group, Inc.(a)(b)	19,001	1,262,046
		21,166,438

Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services — 5.2%
Addus HomeCare Corp.(a)	21,202	$ 2,130,165
agilon health, Inc.(a)	12,732	1,364,616
Alignment Healthcare, Inc.(a)	50,316	1,198,024
Astrana Health, Inc.(a)	32,080	1,488,833
Aveanna Healthcare Holdings, Inc.(a)	69,763	597,869
BrightSpring Health Services, Inc.(a)	29,754	2,075,044
Castle Biosciences, Inc.(a)	14,075	335,689
Chemed Corp.	3,396	1,581,653
Chrome Holding Co.(a)(c)	7	24
Clover Health Investments Corp., Class A(a)	218,272	1,143,745
CorVel Corp.(a)	26,983	1,686,977
Encompass Health Corp.	16,589	1,676,816
Ensign Group, Inc. (The)	9,583	1,536,155
GeneDx Holdings Corp., Class A(a)	9,045	620,939
Guardant Health, Inc.(a)	2,960	444,089
HealthEquity, Inc.(a)	43,631	3,940,752
Hims & Hers Health, Inc., Class A(a)(b)	112,520	3,901,068
Hinge Health, Inc., Class A(a)(b)	25,790	2,140,570
LifeStance Health Group, Inc.(a)	111,759	1,196,939
Molina Healthcare, Inc.(a)	2,839	649,279
Option Care Health, Inc.(a)	109,113	2,288,100
PACS Group, Inc.(a)	22,703	968,056
Pennant Group, Inc. (The)(a)	17,249	637,350
Privia Health Group, Inc.(a)	184,060	4,735,864
Progyny, Inc.(a)	29,236	842,874
RadNet, Inc.(a)	45,428	2,801,545
Viemed Healthcare, Inc.(a)	124,615	1,420,611
		43,403,646
Health Care Technology — 0.7%
Doximity, Inc., Class A(a)	33,058	685,623
Evolent Health, Inc., Class A(a)	211,649	1,147,138
HeartFlow, Inc.(a)	26,763	785,226
Phreesia, Inc.(a)	143,872	1,480,443
Schrodinger, Inc.(a)	80,298	1,304,842
Simulations Plus, Inc.(a)	7,344	134,469
		5,537,741
Hotel & Resort REITs — 0.6%
Chatham Lodging Trust	111,281	1,472,248
Host Hotels & Resorts, Inc.	19,428	460,638
Ryman Hospitality Properties, Inc.	14,659	1,884,414
Sunstone Hotel Investors, Inc.	98,696	1,130,069
		4,947,369
Hotels, Restaurants & Leisure — 1.9%
Brinker International, Inc.(a)	20,578	3,457,104
Cheesecake Factory, Inc. (The)	5,208	414,244
Dave & Buster’s Entertainment, Inc.(a)	53,452	609,353
Genius Sports Ltd.(a)	175,052	1,060,815
Hilton Grand Vacations, Inc.(a)	37,108	1,943,346
Kura Sushi U.S.A., Inc., Class A(a)	11,870	683,237
Lindblad Expeditions Holdings, Inc.(a)	35,551	1,003,960
Monarch Casino & Resort, Inc.	6,471	851,648
Nathan’s Famous, Inc.	3,018	306,629
Navan, Inc., Class A(a)	37,910	867,002
Rush Street Interactive, Inc., Class A(a)	52,672	1,566,465
Shake Shack, Inc., Class A(a)	21,425	1,200,229
Six Flags Entertainment Corp.(a)	34,488	734,595
Travel + Leisure Co.	18,356	1,402,949
		16,101,576
Household Durables — 0.9%
Cavco Industries, Inc.(a)	1,947	1,196,198
Security	Shares	Value
Household Durables (continued)
Champion Homes, Inc.(a)	7,618	$ 671,298
Installed Building Products, Inc.	23,846	5,480,765
		7,348,261
Household Products — 0.1%
Central Garden & Pet Co.(a)	12,215	541,613
Independent Power and Renewable Electricity Producers — 0.0%
Fervo Energy Co., Class A(a)	9,950	290,838
Industrial Conglomerates — 0.1%
Brookfield Business Corp., Class A	24,881	742,698
Insurance — 1.9%
American Financial Group, Inc.	12,524	1,752,608
Crawford & Co., Class A, NVS	42,091	474,366
HCI Group, Inc.	7,985	1,399,371
Investors Title Co.	1	274
Lemonade, Inc.(a)	44,952	2,924,128
Mercury General Corp.	5,131	547,067
Oscar Health, Inc., Class A(a)	144,259	4,114,267
Palomar Holdings, Inc.(a)	13,725	1,734,703
Root, Inc., Class A(a)	10,300	575,976
Skyward Specialty Insurance Group, Inc.(a)	9,927	579,240
Trupanion, Inc.(a)	18,835	466,543
Universal Insurance Holdings, Inc.	26,381	1,091,118
		15,659,661
Interactive Media & Services — 0.8%
Angi, Inc., Class A(a)	52,644	313,232
Cargurus, Inc., Class A(a)	24,720	842,705
EverQuote, Inc., Class A(a)	30,617	728,378
fuboTV, Inc., Class A(a)(b)	53,214	489,569
QuinStreet, Inc.(a)	118,084	1,729,931
Snap, Inc., Class A, NVS(a)	188,982	839,080
Yelp, Inc.(a)	31,450	771,154
ZipRecruiter, Inc., Class A(a)	227,847	854,426
		6,568,475
IT Services — 0.2%
Fastly, Inc., Class A(a)	82,279	1,510,642
TSS, Inc.(a)	33,782	415,519
		1,926,161
Leisure Products — 0.3%
Brunswick Corp.	18,933	1,594,916
Polaris, Inc.	15,452	1,057,535
		2,652,451
Life Sciences Tools & Services — 0.8%
10X Genomics, Inc., Class A(a)	40,129	1,538,546
Adaptive Biotechnologies Corp.(a)	118,947	2,551,413
Azenta, Inc.(a)	14,596	372,490
CryoPort, Inc.(a)	24,719	388,088
Pacific Biosciences of California, Inc.(a)	401,976	675,320
Tempus AI, Inc., Class A(a)	15,948	923,867
		6,449,724
Machinery — 3.8%
Albany International Corp., Class A	7,809	581,770
Allison Transmission Holdings, Inc.	6,221	701,356
CECO Environmental Corp.(a)	24,528	2,225,671
Crane Co.	2,480	553,214
Donaldson Co., Inc.	30,194	2,710,515
Energy Recovery, Inc.(a)	36,097	325,595
Enerpac Tool Group Corp., Class A	47,674	1,709,590
Enpro, Inc.	9,127	3,440,240

Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
ESCO Technologies, Inc.	14,175	$ 4,961,817
Federal Signal Corp.	41,192	5,292,760
Franklin Electric Co., Inc.	19,649	2,106,176
Kadant, Inc.	1,688	530,420
Kennametal, Inc.	31,414	1,101,061
Mueller Industries, Inc.	9,697	1,192,052
Mueller Water Products, Inc., Class A	27,715	715,878
SPX Technologies, Inc.(a)	4,916	1,205,256
Trinity Industries, Inc.	43,391	1,500,461
Worthington Enterprises, Inc.	12,051	647,862
		31,501,694
Marine Transportation — 0.3%
Genco Shipping & Trading Ltd.	50,731	1,257,114
Kirby Corp.(a)	6,759	919,021
		2,176,135
Media — 0.4%
DoubleVerify Holdings, Inc.(a)	52,102	564,786
Magnite, Inc.(a)	74,586	1,415,642
MNTN, Inc., Class A(a)	59,120	543,904
New York Times Co. (The), Class A	8,885	621,772
Trade Desk, Inc. (The), Class A(a)	24,081	435,385
		3,581,489
Metals & Mining — 2.7%
Alpha Metallurgical Resources, Inc.(a)	4,974	820,412
Century Aluminum Co.(a)	54,525	2,508,695
Commercial Metals Co.	8,416	528,104
Constellium SE, Class A(a)	136,694	4,356,438
Idaho Strategic Resources, Inc.(a)	13,077	428,272
Kaiser Aluminum Corp.	18,015	3,524,274
Materion Corp.	14,942	4,443,601
Novagold Resources, Inc.(a)	137,171	818,911
Perpetua Resources Corp.(a)	36,481	757,346
Ramaco Resources, Inc., Class A(a)	52,824	698,861
SSR Mining, Inc.(a)	22,575	638,421
USA Rare Earth, Inc., Class A(a)(b)	64,332	1,388,285
Warrior Met Coal, Inc.	13,022	1,056,865
		21,968,485
Office REITs — 0.1%
Hudson Pacific Properties, Inc.(a)	60,198	914,408
Oil, Gas & Consumable Fuels — 2.3%
Ardmore Shipping Corp.	53,093	743,833
Centrus Energy Corp., Class A(a)(b)	4,640	778,917
Chord Energy Corp.	3,713	424,396
CVR Energy, Inc.	44,422	1,223,382
Delek U.S. Holdings, Inc.	39,276	1,995,613
DHT Holdings, Inc.	93,916	1,552,431
Energy Fuels, Inc.(a)	124,418	1,804,061
Kinetik Holdings, Inc., Class A	17,679	854,603
Magnolia Oil & Gas Corp., Class A	89,972	2,301,484
Scorpio Tankers, Inc.	13,508	935,564
SM Energy Co.	43,971	1,147,643
Sunococorp LLC	10,101	683,535
Teekay Corp. Ltd.	70,064	700,640
Uranium Energy Corp.(a)	204,204	2,176,815
World Kinect Corp.	44,977	1,481,542
		18,804,459
Passenger Airlines — 0.4%
Alaska Air Group, Inc.(a)	18,040	941,688
Security	Shares	Value
Passenger Airlines (continued)
Joby Aviation, Inc., Class A(a)(b)	220,739	$ 1,968,992
SkyWest, Inc.(a)	7,769	771,695
		3,682,375
Pharmaceuticals — 3.4%
Alumis, Inc.(a)	27,481	773,315
Amylyx Pharmaceuticals, Inc.(a)	56,946	1,022,750
Arvinas, Inc.(a)	107,081	889,843
AtaiBeckley, Inc.(a)	99,206	522,816
Atea Pharmaceuticals, Inc.(a)	142,812	664,076
Axsome Therapeutics, Inc.(a)	3,726	912,013
Crinetics Pharmaceuticals, Inc.(a)	67,843	2,538,685
Definium Therapeutics, Inc.(a)	42,824	2,014,441
Edgewise Therapeutics, Inc.(a)	33,296	1,352,817
Enliven Therapeutics, Inc.(a)	23,403	1,187,702
Fulcrum Therapeutics, Inc.(a)	138,168	505,695
Harmony Biosciences Holdings, Inc.(a)	15,129	550,847
Indivior Pharmaceuticals, Inc.(a)	52,149	2,139,673
Ligand Pharmaceuticals, Inc.(a)	2,286	722,582
Liquidia Corp.(a)	23,992	1,912,882
MBX Biosciences, Inc.(a)	10,015	552,828
Nektar Therapeutics(a)	16,339	1,140,626
Nuvation Bio, Inc., Class A(a)	165,168	938,154
Ocular Therapeutix, Inc.(a)	163,372	1,604,313
Supernus Pharmaceuticals, Inc.(a)	18,839	876,202
Tarsus Pharmaceuticals, Inc.(a)	18,016	1,133,927
Theravance Biopharma, Inc.(a)	38,788	659,396
Trevi Therapeutics, Inc.(a)	71,233	1,328,495
VeraDermics, Inc.(a)	3,528	433,732
WaVe Life Sciences Ltd.(a)	222,365	1,291,941
Xeris Biopharma Holdings, Inc.(a)	89,665	710,147
		28,379,898
Professional Services — 1.6%
BlackSky Technology, Inc., Class A(a)(b)	22,946	640,652
Booz Allen Hamilton Holding Corp., Class A	13,562	822,806
CBIZ, Inc.(a)	33,782	1,083,727
CRA International, Inc.	5,566	792,042
ExlService Holdings, Inc.(a)	115,331	2,982,460
Exponent, Inc.	23,607	1,387,147
IBEX Holdings Ltd.(a)	33,622	1,021,100
Innodata, Inc.(a)	12,999	982,464
Kforce, Inc.	1	47
Maximus, Inc.	30,892	1,660,754
Planet Labs PBC, Class A(a)	18,266	605,153
Verra Mobility Corp., Class A(a)	218,427	928,315
Willdan Group, Inc.(a)	8,977	710,081
		13,616,748
Real Estate Management & Development — 0.4%
Compass, Inc., Class A(a)	156,823	1,933,628
Opendoor Technologies, Inc., Class A(a)	314,825	1,454,491
RMR Group, Inc. (The), Class A	6	123
		3,388,242
Retail REITs — 0.2%
CBL & Associates Properties, Inc.	13,198	700,682
NNN REIT, Inc.	11,746	546,541
		1,247,223
Semiconductors & Semiconductor Equipment — 6.6%
ACM Research, Inc., Class A(a)	21,603	2,741,205
Aehr Test Systems(a)	20,271	1,947,232
Ambarella, Inc.(a)	22,098	1,896,008
Ambiq Micro, Inc.(a)	12,335	1,089,181

Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Axcelis Technologies, Inc.(a)	17,560	$ 3,326,742
AXT, Inc.(a)	35,166	2,534,765
Cirrus Logic, Inc.(a)	15,349	2,279,787
Cohu, Inc.(a)	8,258	610,349
Credo Technology Group Holding Ltd.(a)	2,443	664,374
Diodes, Inc.(a)	5,864	641,756
Everspin Technologies, Inc.(a)	20,308	491,047
FormFactor, Inc.(a)	20,870	3,337,739
Ichor Holdings Ltd.(a)	9,727	1,092,148
Impinj, Inc.(a)	9,744	1,395,633
Kulicke & Soffa Industries, Inc.	40,215	5,379,158
MaxLinear, Inc.(a)	42,671	5,463,168
Navitas Semiconductor Corp.(a)	71,007	1,272,446
Onto Innovation, Inc.(a)	3,969	1,502,068
Power Integrations, Inc.	18,525	1,551,654
Rambus, Inc.(a)	8,489	1,126,830
Rigetti Computing, Inc.(a)(b)	133,740	2,583,857
Semtech Corp.(a)	5,284	855,215
Silicon Laboratories, Inc.(a)	26,543	5,801,238
SiTime Corp.(a)	1,198	893,181
SkyWater Technology, Inc.(a)	17,027	592,880
T1 Energy, Inc.(a)	68,812	652,338
Ultra Clean Holdings, Inc.(a)	17,792	2,536,961
Veeco Instruments, Inc.(a)	12,145	920,591
		55,179,551
Software — 8.7%
8x8, Inc.(a)	168,074	287,407
A10 Networks, Inc.	18,265	682,380
Adeia, Inc.	18,363	604,694
Agilysys, Inc.(a)	9,854	1,029,743
Alarm.com Holdings, Inc.(a)	24,530	1,146,042
Amplitude, Inc., Class A(a)	69,035	528,118
Arteris, Inc.(a)	25,123	1,220,727
Bitdeer Technologies Group, Class A(a)(b)	26,712	423,919
Box, Inc., Class A(a)	89,430	2,373,472
Braze, Inc., Class A(a)	27,288	591,877
C3.ai, Inc., Class A(a)(b)	117,583	1,068,829
Cipher Digital, Inc.(a)	171,010	4,189,745
Clear Secure, Inc., Class A	34,867	1,943,138
Commvault Systems, Inc.(a)	21,267	3,014,172
Core Scientific, Inc.(a)	144,388	3,694,889
Domo, Inc., Class B(a)(b)	285,665	894,131
D-Wave Quantum, Inc.(a)(b)	169,678	4,070,575
Dynatrace, Inc.(a)	57,220	2,512,530
Hut 8 Corp.(a)	26,072	3,009,882
Intapp, Inc.(a)	30,917	779,418
InterDigital, Inc.	17,718	5,016,497
JFrog Ltd.(a)(b)	46,108	4,190,295
Manhattan Associates, Inc.(a)	4,281	596,129
Netskope, Inc., Class A(a)(b)	92,558	1,012,585
Ooma, Inc.(a)	67,162	1,290,854
Progress Software Corp.(a)	19,287	647,657
Q2 Holdings, Inc.(a)	32,073	1,542,711
Qualys, Inc.(a)	20,128	2,767,399
Red Violet, Inc.(a)	20,568	1,310,593
RingCentral, Inc., Class A	13,380	521,552
Riot Platforms, Inc.(a)	120,027	3,286,339
ServiceTitan, Inc., Class A(a)	10,859	767,840
SoundHound AI, Inc., Class A(a)(b)	86,819	561,719
SoundThinking, Inc.(a)	43,857	396,906
Sprout Social, Inc., Class A(a)	188,912	1,426,286
Tenable Holdings, Inc.(a)	93,446	3,446,289
Security	Shares	Value
Software (continued)
Teradata Corp.(a)	31,628	$ 1,095,910
Thryv Holdings, Inc.(a)	91,351	359,923
Varonis Systems, Inc.(a)(b)	96,895	4,065,714
Workiva, Inc., Class A(a)	28,700	1,392,237
Xperi, Inc.(a)	49,700	409,031
Zeta Global Holdings Corp., Class A(a)	118,102	2,324,247
		72,494,401
Specialized REITs — 0.1%
Outfront Media, Inc.	35,260	1,155,118
Specialty Retail — 2.3%
Abercrombie & Fitch Co., Class A(a)	17,413	1,567,344
Boot Barn Holdings, Inc.(a)	21,926	3,601,784
Buckle, Inc. (The)	10,491	442,720
Five Below, Inc.(a)	3,286	590,790
Group 1 Automotive, Inc.	4,736	1,378,981
Murphy U.S.A., Inc.	1,304	702,686
RealReal, Inc. (The)(a)	70,606	832,445
Revolve Group, Inc., Class A(a)(b)	76,367	1,748,041
RH(a)	5,525	910,133
Sonic Automotive, Inc., Class A	19,623	1,663,834
ThredUp, Inc., Class A(a)	171,592	1,175,405
Urban Outfitters, Inc.(a)	11,108	787,113
Victoria’s Secret & Co.(a)	29,273	2,443,710
Warby Parker, Inc., Class A(a)	39,781	1,206,956
		19,051,942
Technology Hardware, Storage & Peripherals — 0.2%
Sandisk Corp.(a)	547	1,243,730
Textiles, Apparel & Luxury Goods — 0.3%
Figs, Inc., Class A(a)	34,983	357,876
Kontoor Brands, Inc.	12,776	1,064,752
Steven Madden Ltd.	27,940	1,176,274
		2,598,902
Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc.	9,232	3,121,801
DXP Enterprises, Inc.(a)	6,365	1,074,030
Global Industrial Co.	37,990	1,271,145
Herc Holdings, Inc.	18,718	2,683,038
NPK International, Inc.(a)	36,057	573,667
Rush Enterprises, Inc., Class A	51,747	3,776,755
Xometry, Inc., Class A(a)	20,621	1,990,339
		14,490,775
Water Utilities — 0.1%
American States Water Co.	11,244	929,092
Total Common Stocks — 99.2% (Cost: $666,646,172)		823,729,808
Preferred Securities
Preferred Stocks — 0.1%
Software — 0.1%
Illumio, Inc., Series C, (Acquired 03/10/15, cost $1,000,317)(a)(c)(d)	311,155	824,561

Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Advantage Small Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 0.0%
AliphCom
Series 6, (Acquired 12/16/15, cost $0)(a)(c)(d)	8,264	$ —
Series 8, (a)(c)	192,156	2
		2
Total Preferred Securities — 0.1% (Cost: $2,175,302)		824,563
Rights
Biotechnology — 0.0%
Akero Therapeutics, Inc., CVR(a)(c)	30,828	20,038
Albireo Pharma Inc., CVR(a)(c)	7,975	29,747
Blueprint Medicines Corp., CVR(a)(c)	27,959	27,679
Chinook Therapeutics, Inc., CVR(a)(c)	7,289	1,239
Flexion Therapeutics, Inc., CVR(a)(c)	33,053	5,289
Inhibrx, Inc., CVR(a)(c)	196	327
Poseida Therapeutics, Inc., CVR(a)(c)	8,645	12,622
Prevail Therapeutics, Inc., CVR(a)(c)	10,004	5,002
		101,943
Metals & Mining — 0.0%
Pan American Silver Corp., CVR(a)	36,363	20,036
Pharmaceuticals — 0.0%
Aduro Biotech, Inc., CVR(a)(c)	18,964	9,672
Total Rights — 0.0% (Cost: $ —)		131,651
Total Long-Term Investments — 99.3% (Cost: $668,821,474)		824,686,022
Security	Shares	Value
Short-Term Securities
Money Market Funds — 5.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(e)(f)(g)	38,264,587	$ 38,276,066
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.54%(e)(f)	8,299,716	8,299,716
Total Short-Term Securities — 5.6% (Cost: $46,573,138)		46,575,782
Total Investments — 104.9% (Cost: $715,394,612)		871,261,804
Liabilities in Excess of Other Assets — (4.9)%		(40,780,953)
Net Assets — 100.0%		$ 830,480,851

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $824,561, representing 0.1% of its net assets as of period end, and an original cost of $1,000,317.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 47,278,242	$ —	$ (8,996,148)(a)	$ (2,607)	$ (3,421)	$ 38,276,066	38,264,587	$ 163,162 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	5,844,866	2,454,850 (a)	—	—	—	8,299,716	8,299,716	202,959	—
				$ (2,607)	$ (3,421)	$ 46,575,782		$ 366,121	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited) (continued)
June 30, 2026
BlackRock Advantage Small Cap Growth Fund
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	61	09/18/26	$ 9,289	$ 97,597
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 823,729,784	$ —	$ 24	$ 823,729,808
Preferred Securities	—	—	824,563	824,563
Rights	20,036	—	111,615	131,651
Short-Term Securities
Money Market Funds	46,575,782	—	—	46,575,782
	$ 870,325,602	$ —	$ 936,202	$ 871,261,804
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 97,597	$ —	$ —	$ 97,597

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CVR	Contingent Value Rights
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust